RECOVERABLE TAXES (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current assets:
IRRF	R$ 114,812	R$ 518,797
PIS/COFINS recoverable	231,783	191,934
ICMS recoverable	34,080	30,290
Others	30,191	14,885
Taxes to be recovered	410,866	755,906
Non-current assets:
Income Tax/Social Contribution	180,193	180,193
PIS/COFINS recoverable	185,506	183,772
ICMS recoverable	66,368	64,706
Others	26,079	20,587
Taxes to be recovered	458,146	449,258
Total	R$ 869,012	R$ 1,205,164